MyDestination 2015 Fund Performance Management - MyDestination 2015 Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Institutional Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Institutional Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, during the same periods. In addition, the Bloomberg US Treasury 1-3 Year Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index ― Net are provided to show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Institutional Class.The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.The performance of Institutional Class shares is shown in lieu of Select Class shares because the Select Class has not yet operated for a full calendar year. Although Institutional Class shares and Select Class shares will be invested in the same portfolio of securities, Select Class shares' performance would have been higher than the performance shown for the Institutional Class shares because Select Class shares have lower expenses. Updated performance information is available by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Institutional Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Institutional Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, during the same periods.
Performance One Year or Less [Text]	The performance of Institutional Class shares is shown in lieu of Select Class shares because the Select Class has not yet operated for a full calendar year.
Performance Additional Market Index [Text]	In addition, the Bloomberg US Treasury 1-3 Year Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index ― Net are provided to show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Institutional Class.
Bar Chart [Heading]	Institutional Class Annual Total Returns years ended 12/31
Bar Chart Closing [Text Block]	Best Quarter:10.04%6/30/2020Worst Quarter:(10.00)%3/31/2020
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
Performance Availability Phone [Text]	1-888-98-GUIDE (1-888-984-8433)
Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020